Accounts receivable net (Tables)	6 Months Ended
Mar. 31, 2023
Accounts receivable net
Schedule of accounts receivable
	As of	As of
	March 31	September 30,
	2023	2022
	(unaudited)
Accounts receivable	$27,477,450	$16,358,493
Less: allowance for doubtful accounts	(135,537)	(7,249)
Accounts receivable, net	$27,341,913	$16,351,244